CONSOLIDATED STATEMENTS OF COMPREHENSIVE (LOSS) INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) [Abstract]
Net (loss) income	$ (2,137)	$ 1,737	$ (3,498)
Other comprehensive (loss) income, net of tax:
Foreign currency translation adjustments	(11)	(15)	7
Less: Comprehensive income attributable to non-controlling interest	(4,264)	(3,377)	(2,335)
Comprehensive income (loss) attributable to Telos Corporation	$ (6,412)	$ (1,655)	$ (5,826)